Allowance for Credit Losses	6 Months Ended
Jun. 30, 2022
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses
(6)	Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses from lessee defaults, current economic conditions, reasonable and supportable forecasts and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability.

Accounts Receivable

The allowance for credit losses included in accounts receivable, net, amounted to $1,538 and $1,290 as of June 30, 2022 and December 31, 2021, respectively. As of June 30, 2022 and December 31, 2021, the allowance for credit losses related to the billed amounts under the container leaseback financing receivable and finance leases were included in accounts receivable, net, amounted to $589 and $592, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $1,033 and $743 as of June 30, 2022 and December 31, 2021, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $114 and $113 as of June 30, 2022 and December 31, 2021, respectively.

As of June 30, 2022, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines under “Tier 1” risk rating which represented 88.4% and 96.8%, respectively, of the Company’s portfolio (For further discussion on the description of the Company’s internal risk ratings, please refer to Item 18, “Financial Statements – Note 1” in our 2021 Form 20-F).

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of June 30, 2022:

	Six Months Ended June 30, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$82,969	$828,490	$581,619	$100,898	$32,232	$12,402	$1,638,610
Tier 2	24,693	80,879	34,851	31,980	17,298	3,228	192,929
Tier 3	7,319	7,076	2,072	5,181	437	42	22,127
Net investment in finance leases	$114,981	$916,445	$618,542	$138,059	$49,967	$15,672	$1,853,666

Tier 1	$515,680	$11,706	$103,663	$192,691	$—	$—	$823,740
Tier 2	—	4,641	—	22,801	—	—	27,442
Container leaseback financing receivable	$515,680	$16,347	$103,663	$215,492	$—	$—	$851,182